   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 10, 1997
                                                      1933 ACT FILE NO. 2-27962
                                                      1940 ACT FILE NO. 811-1545
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

                            REGISTRATION STATEMENT
                                    UNDER
                            SECURITIES ACT OF 1933                           [X]

                       POST-EFFECTIVE AMENDMENT NO. 48                       [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940                     [X]
                               AMENDMENT NO. 35                              [X]

                     EATON VANCE SPECIAL INVESTMENT TRUST
           --------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                           -----------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110

                    --------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
[ ] immediately upon filing                    [ ] on (date) pursuant
    pursuant to paragraph (b)                      to paragraph (a)(1)
[ ] on (date) pursuant to                      [X] 75 days after
    paragraph (b)                                  filing pursuant to
[ ] 60 days after filing                           paragraph (a)(2)
    pursuant to paragraph (a)(1)               [ ] on (date) pursuant
                                                   to paragraph (a)(2).

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

    The Registrant has filed a Declaration pursuant to Rule 24f-2 and on February 26, 1997 filed its "Notice" as required by that Rule for the fiscal year ended December 31, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.

================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheets required by Rule 481(a) under the Securities Act of 1933

    Part A--The Prospectus of:
            Eaton Vance Russia and Eastern Europe Fund

    Part B--The Statement of Additional Information of:
            Eaton Vance Russia and Eastern Europe Fund

    Part C--Other Information

    Signatures

    Exhibit Index Required by Rule 483(a) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any series of the Registrant not identified above.

                      EATON VANCE SPECIAL INVESTMENT TRUST

                            CROSS REFERENCE SHEET FOR
                   EATON VANCE RUSSIA AND EASTERN EUROPE FUND

                           ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.            ITEM CAPTION                                             PROSPECTUS CAPTION
------              ------------                           -------------------------------------------------------
 1. ..............  Cover Page                             Cover Page
 2. ..............  Synopsis                               Shareholder and Fund Expenses
 3. ..............  Condensed Financial Information        Performance Information
 4. ..............  General Description of Registrant      The Fund's Investment Objective; Investment Policies
                                                             and Risks; Russia and the Eastern European
                                                             Region; Organization of the Fund and the Portfolio
 5. ..............  Management of the Fund                 Management of the Fund and the Portfolio
 5A...............  Management's Discussion of Fund        Not Applicable
                      Performance
 6. ..............  Capital Stock and Other Securities     Organization of the Fund and the Portfolio; Reports to
                                                             Shareholders; The Lifetime Investing Account/
                                                             Distribution Options; Distributions and Taxes
 7. ..............  Purchase of Securities Being Offered   Valuing Shares; How to Buy Shares; Distribution Plans;
                                                             The Lifetime Investing Account/Distribution Options;
                                                             The Eaton Vance Exchange Privilege; Eaton Vance
                                                             Shareholder Services
 8. ..............  Redemption or Repurchase               How to Redeem Shares
 9. ..............  Pending Legal Proceedings              Not Applicable

PART B
ITEM NO.            ITEM CAPTION                                 STATEMENT OF ADDITIONAL INFORMATION CAPTION
------              ------------                           -------------------------------------------------------
10. ..............  Cover Page                             Cover Page
11. ..............  Table of Contents                      Table of Contents
12. ..............  General Information and History        Other Information
13. ..............  Investment Objective and Policies      Additional Information about Investment Policies;
                                                             Investment Restrictions
14. ..............  Management of the Fund                 Trustees and Officers
15. ..............  Control Persons and Principal Holders  Control Persons and Principal Holders of Securities
                      of Securities
16. ..............  Investment Advisory and Other          Management of the Fund and the Portfolio; Distribution
                      Services                               Plans; Custodian; Independent Certified Public
                                                             Accountants; Other Information
17. ..............  Brokerage Allocation and Other         Portfolio Security Transactions
                      Practices
18. ..............  Capital Stock and Other Securities     Other Information
19. ..............  Purchase, Redemption and Pricing of    Determination of Net Asset Value; Principal
                      Securities Being Offered               Underwriter; Services for Accumulation -- Class A
                                                             Shares; Service for Withdrawal; Distribution Plans
20. ..............  Tax Status                             Taxes
21. ..............  Underwriters                           Principal Underwriter
22. ..............  Calculation of Performance Data        Investment Performance
23. ..............  Financial Statements                   Financial Statements

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

                   EATON VANCE RUSSIA AND EASTERN EUROPE FUND

EATON VANCE RUSSIA AND EASTERN EUROPE FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM CAPITAL GROWTH THROUGH INVESTMENT IN EQUITY SECURITIES OF COMPANIES OPERATING IN RUSSIA OR EASTERN EUROPE. THE FUND INVESTS ITS ASSETS IN THE RUSSIA AND EASTERN EUROPE PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. SUCH INVESTMENTS CAN INVOLVE SIGNIFICANT RISKS THAT ARE NOT NORMALLY INVOLVED IN INVESTMENT IN U.S. COMPANIES, AND THEREFORE THE FUND MAY NOT BE SUITABLE FOR ALL INVESTORS. THE FUND IS A SEPARATE SERIES OF EATON VANCE SPECIAL INVESTMENT TRUST (THE "TRUST").

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.

This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information for the Fund, dated January ____, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The sponsor and manager of the Fund and the administrator of the Portfolio is Eaton Vance Management, 24 Federal Street, Boston, MA 02110 (the "Manager"). The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited (the "Adviser"), 25 Grosvenor Street, London, W1X 9FE, England.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                      Page                                  Page
Shareholder and Fund Expenses ............    How to Buy Shares ................
Russia and the Eastern European Region ...    How to Redeem Shares .............
The Fund's Investment Objective ..........    Reports to Shareholders ..........
Investment Policies and Risks ............    The Lifetime Investing Account/
Organization of the Fund and                   Distribution Options ............
  the Portfolio ..........................    The Eaton Vance Exchange
Management of the Fund and                      Privilege ......................
  the Portfolio ..........................    Eaton Vance Shareholder Services .
Distribution Plans .......................    Distribution and Taxes ...........
Valuing Shares ...........................    Performance Information ..........

--------------------------------------------------------------------------------
                       PROSPECTUS DATED JANUARY ____, 1998

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------

     SHAREHOLDER TRANSACTION EXPENSES
     ---------------------------------------------------------------------------
                                                            CLASS A      CLASS B
                                                            SHARES       SHARES
                                                            -------      -------
     Maximum Sales Charge Imposed on Purchases              5.75%           None
       (as a percentage of offering price)
     Sales Charges Imposed on Reinvested Distributions      None            None
     Fees to Exchange Shares                                None            None
     Maximum Contingent Deferred Sales Charge               None           5.00%

     ANNUAL FUND AND ALLOCATED PORTFOLIO EXPENSES
       (as a percentage of average daily net assets)
     ---------------------------------------------------------------------------
                                                            CLASS A      CLASS B
                                                            SHARES        SHARES
                                                            -------      -------
     Management Fees                                        1.25%          1.25%
     Rule 12b-1 Distribution and/or Service Fees            ----%          0.75%
     Other Expenses                                         1.25%          1.25%
          Total Operating Expenses                          2.50%          3.25%
                                                            =====          =====

     EXAMPLES
     An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge or, in the case of Class B shares, contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:

                                                            CLASS A      CLASS B
                                                            SHARES       SHARES
                                                            -------      -------
     1 Year                                                 $  81          $  83
     3 Years                                                $ 131          $ 140

     An investors would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:

                                                            CLASS A      CLASS B
                                                            SHARES       SHARES
                                                            -------      -------
     1 Year                                                 $  81          $  33
     3 Years                                                $ 131          $ 100

NOTES:
The table and Examples summarize the aggregate expenses of the Portfolio and each Class of shares of the Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for each Class is based on its estimated expenses for the current fiscal year because the Fund has only recently been organized. Management Fees include management fees paid by the Fund and investment advisory and administration fees paid by the Portfolio of 0.25%, 0.75% and 0.25%, respectively.

The Fund offers two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Class B shares are sold subject to a declining CDSC (5% maximum) if redeemed within six years of purchase. The CDSC does not apply in certain circumstances. See "How to Buy Shares" and "How to Redeem Shares".

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. Long-term holders of Class B shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. For further information regarding the expenses of both the Fund and the Portfolio see "Management of the Fund and the Portfolio", "Distribution Plans" and "How to Redeem Shares".

For Class A and Class B shares sold by Authorized Firms and remaining outstanding for at least one year, the Fund will pay service fees not exceeding
 .25% per annum of its average daily net assets. The Fund expects to begin making service fee payments during the quarter ending June, 1999. Therefore, expenses after year one will be higher. See "Distribution and Service Plans".

The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangement and fees are investing in the Portfolio and additional such companies may do so in the future. See "Organization of the Fund and the Portfolio".

RUSSIA AND THE EASTERN EUROPEAN ("REE") REGION
--------------------------------------------------------------------------------

THE FOLLOWING IS A GENERAL DISCUSSION OF CERTAIN FEATURES OF THE ECONOMIES AND SECURITIES MARKETS IN WHICH THE PORTFOLIO MAY INVEST. There can be no assurance that the Portfolio will be able to capitalize on the factors described herein. Opinions expressed herein are the good faith opinions of the Portfolio's investment adviser, Lloyd George Investment Management (Bermuda) Limited (the "Adviser"). Unless otherwise indicated, all amounts are expressed in United States dollars.

The collapse in the late 1980s of the centrally planned economies in REE Region Countries and the rise of market driven economies in their place, together with the rebirth of securities markets in the Czech Republic, Hungary, Poland and in the Russian Federation, provide a new and potentially favorable environment for investment in the REE Region. The Adviser believes that the conditions in REE Region Countries are conducive to strong economic growth, offering the potential for long-term capital appreciation from investment in equity securities of REE Region companies. These conditions include: an improving economic outlook and a growing demand for consumer goods and services, relatively low wage rates and a well-educated workforce, the privatization of many state-owned enterprises, an increasing degree of political stability, the adoption of policies generally favorable to foreign investment, the development of the REE Region countries' international and trade relations, particularly with Western European markets and in the case of certain countries, abundant natural resources. The REE Region is strategically located between Western Europe, which can provide capital and technology, and Asia, which has a large and growing consumer population. As such the REE may become a major trading region between Western Europe and Asia. The Adviser believes that there now exists a significant opportunity to participate in investments in the REE Region which can take advantage of its economic revitalization.

Russia is the dominant country in the REE Region. At the beginning of the 20th century, the Russian Empire, ruled by the Romanov dynasty, extended throughout Eastern Europe and much of Asia. After abdication of the Czar in 1917, the county came under rule of a communist dictatorship. Economic decisions were centralized and trading outside Warsaw Pact countries was limited. Beginning in the 1980s, political and economic reforms designed to create a market orientated economy were begun. At the same time, various territories of the former Soviet Union, such as the Ukraine, declared their sovereignty. Today, the size of the Russian Federation is about 6.6 million square miles. By mid- 1997, Russia appeared to offer a particularly attractive climate for investment. Inflation appeared stable and no higher than 15%; interest rates were continuing to fall; exchange rates had stabilized; consumer good shortages had disappeared; employment among younger workers was strong and growing; economic growth had become positive; and property and other laws were becoming more refined.

These trends are evident elsewhere in the REE Region as well. The Czech Republic, Poland and Hungary each came under the influence of the Soviet Union after World War II. In the 1990s, political autonomy was achieved and privatization programs have been implemented. The Prague, Warsaw and Budapest Stock Exchanges have been reopened. Legal structures and free trade policies have been adopted to promote free enterprise.

The Adviser expects that initially it will consider making investments for the Portfolio in the following countries:

     Bulgaria            Croatia             Czech Republic
     Estonia             Hungary             Latvia
     Lithuania           Poland              Romania
     Russia              Slovakia            Slovenia
     Turkey              Ukraine

("Russia" refers to the Russian Federation, which does not include other countries that formerly comprised the Soviet Union.)

                    [map of REE Region to be included here]

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL GROWTH. It currently seeks to meet its investment objective by investing its assets in the Russia and Eastern Europe Portfolio (the "Portfolio"), a separate registered investment company that invests primarily in equity securities of companies operating in Russia or Eastern Europe (the "REE Region").

Investments in the REE Region can involve significant risks that are generally not involved with investments in U.S. companies. The Fund is intended for long-term investors who can accept international investment risk, little or no current income, and volatility in the value of their investment. The Fund is not intended to be a complete investment program. Prospective investors should take into account their personal objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. The investment objective of the Fund and the Portfolio are nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be. Investments in Russia and Eastern Europe can be considered speculative, and, therefore, may offer higher potential for gains and losses than investments in the developed markets of the world. See "Investment Policies and Risks" for further information.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

THE PORTFOLIO SEEKS TO ACHIEVE ITS OBJECTIVE THROUGH INVESTING IN A CAREFULLY SELECTED AND CONTINUOUSLY MANAGED PORTFOLIO CONSISTING PRIMARILY OF EQUITY SECURITIES OF COMPANIES OPERATING IN THE REE REGION. The Portfolio will, under normal market conditions, invest at least 80% of its total assets in equity securities of REE Region companies. Substantially all of the Portfolio's assets, however, will normally be invested in equity securities, warrants and options on equity securities and indices. As used in this Prospectus, a company is operating in the REE Region if it (a) is organized under the laws of, or maintains its principal place of business in, a REE country, (b) has its securities traded primarily in a REE country or (c) derives at least 50% of its gross sales revenues or profits from goods produced or sold, investments made, or services performed in the REE Region, or that has at least 50% of its assets located in the REE Region. REE Region investments are typically listed on stock exchanges or traded in an over-the-counter market.

The Portfolio will invest no more than 50% of its assets in the securities of issuers located in any one country other than Russia. The Portfolio initially is likely to concentrate investments in Russia, the Czech Republic, Hungary and Poland.

Equity securities, for purposes of the 80% policy, will be limited to common and preferred stocks; equity interest in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; American, Global and other Depository Receipts; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (I.E., credit quality equivalent to lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by Standard & Poor's Ratings Group ("S&P")). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Below investment grade debt securities will not exceed 20% of total assets.

With respect to 20% of its net assets, the Portfolio may invest in equity securities of issuers outside the REE Region which are anticipated to benefit from the economic development of the REE Region. In addition, the Fund may invest up to 15% of its total assets in debt obligations of governmental and private issuers in the REE Region which, in the opinion of the Adviser, have the potential for long-term capital appreciation based on such factors as relative interest rate levels and foreign exchange rates. Such debt securities may be of below investment grade quality. The Fund anticipates that any debt investments made by the Fund initially will consist of debt securities issued or guaranteed by REE Region governments or governmental entities. The Fund may also invest in debt securities acquired in conjunction with an equity investment by the Fund in a related issuer. Warrants may not exceed 5% of the Portfolio's net assets. For temporary defensive purposes, such as abnormal market or economic conditions, the Portfolio may invest without limit in high grade debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in high quality money market instruments.

AN INVESTMENT IN THE FUND ENTAILS THE RISK THAT THE PRINCIPAL VALUE OF FUND SHARES MAY NOT INCREASE OR MAY decline. The Portfolio's investments are subject to the risk of adverse developments affecting particular companies or industries and securities markets generally. In addition, the REE Region poses numerous special risks.

INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in exchange control regulations, application of foreign tax laws, including withholding tax changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Because investment in REE Region issuers will usually involve currencies of foreign countries, the value of the assets of the Portfolio as measured in U.S. dollars may be adversely affected by changes in foreign currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, armed conflict, and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.

More than 25% of the Portfolio's total assets, adjusted to reflect currency transactions and positions, may be denominated in any single currency. Concentration in a particular currency will increase the Portfolio's exposure to adverse developments affecting the value of such currency, including governmental devaluation. An issuer of securities purchased by the Portfolio may be domiciled in a country other than the country in whose currency the securities are denominated.

The Portfolio's investment performance will be especially affected by events affecting companies in the REE Region. The value and liquidity of REE Region investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in it or neighboring regions. Economic conditions, political stability and market depth in the region are comparatively underdeveloped. REE Region investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. Given the Portfolio's investments, the Portfolio will likely be particularly sensitive to changes in the economies of such countries as a result of any reversals of economic liberalization in those countries, political unrest or changes in trading status.

SECURITIES TRADING MARKETS. The securities markets in the REE Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. The stock markets have only recently been reestablished after decades of communist rule. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. The securities markets in the REE Region are susceptible to being influenced by large investors trading significant blocks of securities. Similarly, volume and liquidity in the bond markets in these countries are less than in the United States and, at times, price volatility can be greater than in the United States. Some exchanges are not open daily. The limited liquidity of these securities markets may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. Precise valuation of securities may be problematic.

The stock markets in the REE Region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped and less regulated, and stockbrokers and other intermediaries, which often are lacking in experience, technology and capital, may not perform as well as their counterparts in the United States and other more developed securities markets. Investment in a country will be delayed until a custodian that is qualified under U.S. regulations has a contractual relationship with the Portfolio. In many countries, no qualified custodian currently exists. The securities registration systems are newly established and not highly regulated. In some countries, such as Russia, there is no central registration system and fraud or negligence may lead to losses. Postal and banking systems generally are less reliable than in the United States, which may result in lost dividends or other distributions. Amounts lost through insolvency of a financial institution may not be guaranteed by a sovereign.

Settlement of securities transactions may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell liquid securities that it would not otherwise choose to sell. In some cases, the Portfolio may find it necessary or desirable to borrow funds on a short-term basis, within the limits of the Investment Company Act of 1940 (the "1940 Act"), to help meet redemption requests. Such borrowings would result in increased expense to the Fund. THE FUND MAY SUSPEND REDEMPTION PRIVILEGES OR POSTPONE THE DATE OF PAYMENT FOR MORE THAN SEVEN DAYS AFTER A REDEMPTION ORDER IS RECEIVED UNDER CERTAIN CIRCUMSTANCES. See "How to Redeem Shares".

INVESTMENT CONTROLS. Foreign investment in the securities of issuers in REE Region countries is usually restricted or controlled to some degree. Investment in REE Region countries may require the procurement of a substantial number of regulatory consents, certificates and approvals, including licenses for the Portfolio or Adviser to operate in a country, consents to making investments in particular companies or types of industries, certificates from tax authorities, licenses for a custodian, and consents required by local legislation. The inability to obtain a particular license, consent or approval could adversely impact the Fund's operations.

Participation in privatization by foreign investors in certain enterprises (including enterprises whose defense orders exceed a certain percentage of production, or which affect food supply, consumers services, construction, the oil and gas sector, the extraction and processing of the ore of strategic materials, precious and semi-precious stones and precious metals, radioactive and rare elements, and transport and communication enterprises) may require the consent of the government. Foreign investors may not participate in the privatization of enterprises situated within certain closed territories.

There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Portfolio to implement its investment objective or repatriate its income, gains and initial capital from these countries.

REE REGION TAXES. The Fund and the Portfolio each intends to conduct its respective affairs in such a manner that it will not be resident in the REE Region for local tax purposes. The Portfolio's income from certain regional sources will be subject to tax by REE countries, subject to tax treaties with the United States. Fund shareholders may be entitled to a deduction or credit on foreign taxes paid by the Fund.

[The Portfolio intends to qualify for benefits under the Income Tax Convention between the Russian Federation and the United States pursuant to which a Russian withholding tax at a maximum rate of 10% will be imposed upon dividends paid by a Russian company to the Portfolio. Interest received by the Portfolio from sources within Russia and capital gains of the Portfolio arising from its investments in Russia, are exempt. If the Portfolio does not qualify for such benefits, dividends and interest received from Russian sources will be subject to Russian withholding tax of 15% and capital gains may be subject to Russian withholding tax of 20% The Portfolio will be subject to a Russian tax on the transfer of securities at effective rates between 0.1% and 0.6% of the transfer value.

Pursuant to a tax treaty between the United States and The Czech Republic dividends received from Czech securities will be generally subject to a withholding tax at a rate of 15%. Interest received from such investments will not be subject to withholding taxes and capital gains will not be taxed. (Dividends and interest may be subject to tax withholding at 25% in the future). If the benefits of the Treaty were not available to the Portfolio, the Portfolio would be subject to tax under Czech domestic tax law which provides that the sale of shares and securities in Czech corporations is subject to taxation at the rate of 42%. In addition, the Fund would be subject to withholding of 25% on dividend and interest payments received with respect to Czech investments. In Hungary, dividends, interest and capital gains are subject to a 10% tax. In Poland, dividends only are subject to tax which is 20%.]

New taxes, interpretations of existing law or treaty changes could occur and be applied retroactively, which may adversely affect the Fund.

COUNTRY CONSIDERATIONS. Political and economic structures in the REE Region generally lack the social, political and economic stability characteristic of the United States. REE Region countries have had centrally planned socialist economies for most of this century. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. ALTHOUGH THE

GOVERNMENTS OF THE REE REGION HAVE RECENTLY BEGUN TO INSTITUTE DEMOCRATIC AND FREE MARKET REFORM POLICIES, THERE CAN BE NO ASSURANCE THAT THEY WILL
CONTINUE TO PURSUE SUCH POLICIES OR, IF THEY DO, THAT SUCH POLICIES WILL SUCCEED. SUCH COUNTRIES HAVE IN THE PAST FAILED TO RECOGNIZE PRIVATE PROPERTY RIGHTS AND HAVE AT TIMES NATIONALIZED OR EXPROPRIATED THE ASSETS OF PRIVATE COMPANIES, INCLUDING SECURITIES.

The laws of countries in the REE Region relating to private property, limited liability of corporate shareholders, fiduciary duties of officers and directors, foreign investment, and the bankruptcy of state enterprises are new and generally less developed than and different from such laws in the United States. Uniform application of legal principles may not occur, and it may be difficult to obtain and enforce a judgment in the courts of these countries than it is in the United States. Legislative developments are expected and may further complicate the administration of law.

In addition to the foregoing, investing in the REE Region involves certain other considerations not typically associated with investment in developed capital markets, including the possibility of ethnic or civil conflict, involvement by the military in political decisions, attempted coup d'etates, social unrest due to hyperinflation, employment dislocation or other strained economic conditions, and corruption and crime in the securities industry. In many industries there is a current lack of management personnel, technology or capital to compete in an international economy. REE Region governments may be constrained in the level of support they can provide private enterprise because of additional factors such as the need to service foreign debt, curb environmental pollution and address social ills. REE Region countries are heavily dependent on international trade which can be adversely affected by trade barriers, exchange rate changes and negotiated protectionist measures. Stability of international financial assistance may also be essential to a country's prospects.

UNLISTED SECURITIES. The Portfolio may invest up to 15% of its net assets in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of taxation than taxes payable on the sale of listed securities.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; currency swaps and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge;

tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that an Adviser's use of derivative instruments will be advantageous to the Portfolio.

To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.

Forward foreign currency exchange contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if an Adviser determines that there is an established historical pattern or correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

CURRENCY SWAPS. The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected.

LENDING OF PORTFOLIO SECURITIES. The Portfolio may seek to earn additional income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by an Adviser to be sufficiently creditworthy and when, in the judgment of the Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments, but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. The Portfolio does not expect to invest more than 5% of its total assets in repurchase agreements, under normal circumstances.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets in the securities of other investment companies unaffiliated with an Adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

CERTAIN INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among the fundamental restrictions, neither the Fund nor the Portfolio may (1) borrow money, except as permitted by the 1940 Act; (2) purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or (3) with respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. Investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets is not required in the event of a subsequent change in circumstances. As a matter of fundamental policy the Portfolio will not invest 25% or more of its total assets in the securities, other than U.S. Government securities, of issuers in any one industry. However, the Portfolio is permitted to invest 25% or more of its total assets in (i) the securities of issuers located in any one country and (ii) securities denominated in the currency of any one country.

Under the 1940 Act and the rules promulgated thereunder, the Portfolio's investments in the securities of any company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities is limited to 5% of any class of the issuer's equity securities and 10% of the outstanding principal amount of the issuer's debt securities, provided that the Portfolio's aggregate investments in the securities of any such issuer does not exceed 5% of the Portfolio's total assets. Some of the companies available for investment in the REE Region, including enterprises being privatized by such countries, may be financial services businesses that engage in securities-related activities. The Portfolio's ability to invest in such enterprises may thus be limited.

The Fund's investment policies include a provision allowing the Fund to invest part of its assets in one or more open-end management investment companies other than the Portfolio (in the same group of investment companies that are advised by the Adviser) if, with respect to such assets, the other company's permitted investments are substantially the same as those of the Fund.

Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE SPECIAL INVESTMENT TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MARCH 27, 1989, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes, including Class A and Class B shares. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. See "Distribution Plans" and "How to Buy Shares". The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges.

When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund and may over time result in lower expenses for the Fund.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

EATON VANCE MANAGEMENT ("EATON VANCE") ACTS AS THE SPONSOR AND MANAGER OF THE FUND AND AS THE ADMINISTRATOR OF THE PORTFOLIO. THE PORTFOLIO HAS ENGAGED LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED AS ITS INVESTMENT ADVISER. The Portfolio is managed by __________________.

The Adviser is registered as an investment adviser with the Commission. The Adviser is a subsidiary of Lloyd George Management (B.V.I.) Limited ("LGM"). LGM and its subsidiaries act as investment adviser to various individual and institutional clients with total assets under management of approximately $2 billion. Eaton Vance's parent, Eaton Vance Corp., owns 21% of the Class A shares issued by LGM.

LGM was established in 1991 to provide investment management services with respect to equity securities of companies trading in foreign securities markets, especially those of emerging markets. LGM currently manages portfolios for both private clients and institutional investors seeking long-term capital growth. LGM's core investment team consists of thirteen experienced investment professionals based in Hong Kong, London and Mumbai, who have worked together over a number of years successfully managing client portfolios in non-U.S. stock markets. The team has a unique knowledge of, and experience with, foreign emerging markets. LGM is ultimately controlled by the Hon. Robert J.D. Lloyd George, President and Trustee of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only activity is portfolio management.

LGM and the Adviser have adopted a conservative management style, providing a blend of multinational expertise with the most rigorous international standards of fundamental security analysis. LGM and the Adviser maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service. Personnel of the Adviser include the following:

THE HONOURABLE ROBERT LLOYD GEORGE. Chairman. Born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. Previously, he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund. Mr. Lloyd George is the author of numerous published articles and three books - "A Guide to Asian Stock Markets (Longmans, Hong Kong, 1989), "The East West Pendulum" (Woodhead-Faulkner, Cambridge, 1991) and "North South - an Emerging Markets Hand Book" (Probus England, 1994).

WILLIAM WALTER RALEIGH KERR. Finance Director and Chief Operating Officer. Born in 1950 and educated at Ampleforth and Oxford. Mr. Kerr qualified as Chartered Accountant at Thomson McLintock & Co. before joining The Oldham Estate Company plc as Financial Controller. Prior to joining LGM, Mr. Kerr was a Director of Banque Indosuez's corporate finance subsidiary, Financiere Indosuez Limited, in London. Prior to that Mr. Kerr worked for First Chicago Limited.

SCOBIE DICKINSON WARD. Director and Chief Investment Officer. Born in 1966 and a cum laude graduate of both Phillips Academy Andover and Harvard
University. Mr. Ward joined Indosuez Asia Investment Services Ltd. in 1989, where he managed the $100 million Himalayan Fund, and the Indosuez Tasman Fund, investing in Australia and New Zealand.

M.F. TANG. Director. Born in 1946 and educated in Hong Kong. Mr. Tang is a Fellow of the Chartered Association of Certified Accountants. Mr. Tang joined LGM having worked for Australian Mutual Provident Society in Sydney where he was a Portfolio Manager responsible for Asian Equities. Prior thereto Mr. Tang worked for Barclays Australia Investment Services Ltd. From 1978 to 1986 Mr. Tang worked for Barings International Investment Management and prior to that he spent six years with Peat Marwick Mitchell & Co. Mr. Tang is fluent in Cantonese and Mandarin dialects of the Chinese language.

PAMELA CHAN. Director. Born in Hong Kong in 1957 and graduated from Mills College in Oakland, California. She was an investment executive for Jardine Fleming from 1982-1984 before moving to Australia where she worked as a Fund Manager for Rothschild and Aetna. She joined Sun Life Assurance Society PLC in England in 1987 where she was the head of South East Asian Equities and a Director. Ms. Chan joined LGM in April 1994.

ADALINE MANG-YEE KO. Director. Born in 1943 and educated at University of Birmingham, England and at London Business School where she received her MBA. Ms. Ko has over 14 years experience working with Far East Asian equities. From 1982-1988, she worked at Save & Prosper Group Ltd. as an investment manager. In 1988, Ms. Ko transferred to Robert Fleming & Co. Ltd. In 1990, she was promoted to Director of Fleming Investment Management Ltd. In 1992, she was promoted to Head of the Pacific Region Portfolios Group where she supervised a team of 5 with responsibility for over $1.5 billion in assets under management. Ms. Ko joined LGM in 1995.

KIERSTEN CHRISTENSEN. Born in , is a cum laude graduate of Georgetown University. She worked and studied in Spain before joining Katama Inc. in 1988. From 1990 to 1992, Ms. Christensen worked for Chartwell Information, a consulting company in Washington DC. Ms. Christensen joined Lloyd George Management in 1993.

JOHN STAINSBY. Director. Born in , he graduated from the University of Manchester. He jointed Schroder Investment Management in London in 1983 where he worked as an analyst and fund manager on the Asian desk. In 1987 he was seconded to Singapore International Merchant Bankers where he was the head of investment. In 1990 Mr. Stainsby moved to New York to join Schroder Capital Management where he serviced clients investing in international equities and developed a client base of U.S. pension Funds specialized in investing in Asian portfolios. In 1992 he returned to Schroders in London to be a Pacific Basin portfolio manager for U.S. pension funds. He joined LGM in 1995 and is responsible for the London office.

While the Portfolio is a New York trust, the Adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside the United States. It may be difficult for investors to effect service of process within the United States upon such individuals, or to realize judgments of courts of the United States predicated upon civil liabilities of the Adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the Adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Under its investment advisory agreement with the Portfolio, the Adviser receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million.

The Adviser also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. The Adviser places the portfolio transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, the Adviser may consider sales of shares of the Fund as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio, the Manager and the Adviser have adopted Codes of Ethics relating to personal securities transactions. The Codes permit the Manager's and the Adviser's personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain reporting and other restrictions and procedures contained in such Codes.

EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT
COMPANIES SINCE 1931. EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $20 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Eaton Vance, acting under the general supervision of the Board of Trustees of the Trust and the Portfolio, manages and administers the business affairs of the Fund and the Portfolio. Eaton Vance's services include monitoring and providing reports to the Trustees of the Trust and the Portfolio concerning the investment performance achieved by the Adviser for the Portfolio, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the transfer agent of the Fund and the custodian of the Portfolio, providing assistance in connection with Trustees' and shareholders' meetings and other management and administrative services necessary to conduct the business of the Fund and the Portfolio. Eaton Vance does not provide any investment management or advisory services to the Portfolio or the Fund. Eaton Vance also furnishes for the use of the Fund and the Portfolio office space and all necessary office facilities, equipment and personnel for managing and administering the business affairs of the Fund and the Portfolio.

Under its management contract with the Fund, Eaton Vance receives a monthly management fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Fund up to $500 million, which fee declines at intervals above $500 million. In addition, under its administration agreement with the Portfolio, Eaton Vance receives a monthly administration fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by the Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement, or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by each of the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance or the Adviser; and investment advisory, management and administration fees. The Fund and the Portfolio, as the case may be, will also each bear expenses incurred in connection with litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Trust has adopted a Distribution Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the requirements of Rule 12b-1 under the 1940 Act. THE CLASS PLAN PROVIDES FOR THE PAYMENT OF A MONTHLY DISTRIBUTION FEE TO THE PRINCIPAL UNDERWRITER IN AN AMOUNT EQUAL TO THE AGGREGATE OF (A) .50% OF THAT PORTION OF CLASS A AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR WHICH IS ATTRIBUTABLE TO ITS SHARES WHICH HAVE REMAINED OUTSTANDING FOR LESS THAN ONE YEAR AND (B) .25% OF THAT PORTION OF CLASS A AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR WHICH IS ATTRIBUTABLE TO ITS SHARES WHICH HAVE REMAINED OUTSTANDING FOR MORE THAN ONE YEAR. Aggregate payments to the Principal Underwriter under the Class A Plan are limited to those permissible, pursuant to a rule of the National Association of Securities Dealers, Inc ("NASD").

The Class A Plan also provides that the Class will pay a quarterly service fee to the Principal Underwriter in an amount equal on an annual basis to .25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the Principal Underwriter expects to pay a quarterly service fee to Authorized Firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such Firms which have remained outstanding for more than one year. The Trustees of the Trust have implemented the Class A Plan by authorizing each Class A to make quarterly service fee payments to the Principal Underwriter not to exceed on an annual basis .25% of that portion of average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year. Service fee payments to Authorized Firms will be in addition to sales charges on Class A shares which are reallowed to Authorized Firms. If the Class A Plan is terminated or not continued in effect, the Class has no obligation to reimburse the Principal Underwriter for amounts expended by the Principal Underwriter in distributing Class A shares.

The Trust has also adopted a Distribution Plan ("Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. The Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. UNDER SUCH PLAN, CLASS B PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEED .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF ITS SHARES. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B shares and for interest expenses. The Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the Class B shares sold by such Firms. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the Class B Plan are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely.

THE CLASS B PLAN ALSO AUTHORIZES THE CLASS TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES, AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. Class B expects to begin accruing for its service fees during the quarter ending March 31, 1999.

Distribution of Class B shares by the Principal Underwriter will also be encouraged by the payment by the Adviser to the Principal Underwriter of amounts equivalent to .15% of Class B annual average daily net assets. Such payments will be made from the Adviser's own resources, not Class assets. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the Principal Underwriter under the Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the Principal Underwriter's distribution efforts.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B shares, the amount of uncovered distribution charges of the Principal Underwriter. The Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is not contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING SHARES
--------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Class's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of the Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Because the Fund invests its assets in an interest in the Portfolio, each Class's net asset value will reflect the value of the Fund's interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share and, for Class A shares, the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Exchange listed securities are generally valued at closing sales prices. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets.

     SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Class A shares are purchased at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The sales charge is divided between the Authorized Firm and the Principal Underwriter. Class B shares are purchased at the net asset value per share next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Trust may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Trust's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

In connection with employee benefit or other continuous group purchase plans, the Trust may accept initial investments of Class B shares of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However such account will be subject to the right of redemption by the Trust as described below under "How to Redeem Shares".

CLASS A SHARES. The sales charge may vary depending on the size of the purchase and the number of Class A shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                                               SALES CHARGE            SALES CHARGE           DEALER COMMISSION
                                               AS PERCENTAGE OF        AS PERCENTAGE OF       AS PERCENTAGE OF
AMOUNT OF PURCHASE                             OFFERING PRICE          AMOUNT INVESTED        OFFERING PRICE
---------------------------------------------- ----------------------- ---------------------- --------------------------
Less than $50,000                              5.75%                   6.10%                  5.00%
$50,000 but less than $100,000                 4.75                    4.99                   4.00
$100,000 but less than $250,000                3.75                    3.90                   3.00
$250,000 but less than $500,000                3.00                    3.10                   2.50
$500,000 but less than $1,000,000              2.00                    2.04                   1.75
$1,000,000 or more                             0.00*                   0.00*                  See Below**

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase.

**Acommission on sales of $1 million or more will be paid as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts from $3 million but less than $5 million; plus 0.25% on amounts of $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officer and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with Eaton Vance provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". The Trust's Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of Class A shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

No sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Class A shares and the redeemed shares were potentially subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.

STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period in Class A shares, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of such shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor.
If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation an Authorized Firm other than the original Firm is placing the orders, the adjustments will be made only on those shares purchased through the Firm then handling the investor's account.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Manager, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

     IN THE CASE OF BOOK ENTRY:             IN THE CASE OF PHYSICAL DELIVERY:

     Deliver through Depository Trust Co.   Investors Bank & Trust Company
     Broker #2212                           Attention:  Eaton Vance Russia
     Investors Bank & Trust Company           and Eastern Europe Fund
     For A/C Eaton Vance Russia and           (state Class)
       Eastern Europe Fund (state Class)    Physical Securities Processing
                                              Settlement Area
                                            200 Clarendon Street
                                            Boston, MA  02116

Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM SHARES IN ONE OF THREE WAYS - BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM. To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Trust's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Trust will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSC (described below) and any federal income tax required to be withheld. While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared.
Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. The CDSC is calculated based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares in the account which are not subject to a CDSC.

In calculating a CDSC upon the redemption of shares acquired in an exchange, the shares are deemed to have been acquired at the time of the original purchase of the exchanged shares and, in the case of Class B shares, the CDSC schedule applicable to the exchanged shares will apply to the acquired shares. No CDSC is imposed on shares sold to Eaton Vance or its affiliates, or to their respective employees or clients. Shares acquired as the result of a merger or liquidation of another Eaton Vance sponsored fund generally will be subject to the same CDSC rate imposed by the prior fund.

CLASS A SHARES. If Class A shares are purchased at net asset value because the purchase amount was $1 million or more, they will be subject to a 1% CDSC if redeemed within 12 months of purchase. If Class A Shares are purchased at net asset value because the amount invested represents redemption proceeds from an unaffiliated mutual fund (as described under "How to Buy Shares"), they will be subject to a .50% CDSC if redeemed within 12 months of purchase.

CLASS B SHARES.  Class B shares will be subject to the following CDSC schedule:

     Year of Redemption
        After Purchase                                      CDSC
     ------------------                                     ----
     First or Second                                         5%
     Third                                                   4%
     Fourth                                                  3%
     Fifth                                                   2%
     Sixth                                                   1%
     Seventh and following                                   0

The Class B CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan, or (3) following the death of ALL beneficial owners of shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required).

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. The Trust will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and Class, and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The  SHARE   OPTION  will  be  assigned  if  no  other   option  is   specified.
Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Trust and its Transfer Agent. Since the Trust will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Trust involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

Shares of the Fund currently may be exchanged for shares of the same class of one or more other funds in the Eaton Vance Group of Funds. Class A shares may also be exchanged for shares of Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund, and Eaton Vance Tax Free Reserves. Class B shares may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, or shares of Eaton Vance Money Market Fund, which are subject to a CDSC, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund/class at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in States where shares of the fund being acquired may be legally sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve-month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to Class B shares (except Prime Rate Reserves and Class B shares of the Limited Maturity Funds), see "How to Redeem Shares". The CDSC or early withdrawal charge schedule applicable to Prime Rate Reserves and Class B shares of the Limited Maturity Funds is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE TRUST OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund or Class as an expense to all shareholders.

INVEST-BY-MAIL - FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order the Fund and specifying the Class being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 0158-5123 at any time whether or not distributions are reinvested. The name of the shareholder, the Fund and Class and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks. For Class B shares, any such withdrawals may not in the aggregate exceed 12% annually of the account balance at the time the plan is established. Such amount will be subject to the Class B CDSC. See "How to Redeem Shares". A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A shares would be disadvantageous because of the sales charge included in such purchase.

STATEMENT OF INTENTION: Purchases of $50,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges. See "How to Buy Shares
- Statement of Intention and Escrow Agreement".

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges on Class A shares when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in the same shares (or for Class A shares in Class A shares of any other Eaton Vance fund), provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Class A shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the
Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS. It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and class-specific expenses, and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date.

The Fund's net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.

TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders. The Fund anticipates that for federal tax purposes the entire distribution will constitute ordinary income to the shareholders. Shareholders reinvesting such distributions should treat the entire amount of the distribution as the tax basis of the additional shares by reason of such reinvestment. Certain distributions, if declared by the Fund in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on December 31, will usually be distributed by the Fund prior to the end of December.
Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.

Sales charges paid upon a purchase of Class A shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded or disallowed amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting of taxable net investment income and net short-term capital gains) and net capital gains that it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning it proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Income realized by the Portfolio from certain investments and allocated to the Fund may be subject to foreign income taxes, and the Fund may make an election under Section 853 of the Code that would allow shareholders to claim a credit or deduction on their federal income tax returns for (and treat as additional amounts distributed to them) their pro rata portion of the Fund's allocated share of qualified taxes paid by the Portfolio to foreign countries. This election may be made only if more than 50% of the assets of the Fund, including its allocable share of the Portfolio's assets, at the close of a taxable year consists of securities in foreign corporations. The Fund will send a written notice of any such election (not later than 60 days after the close of its taxable year) to each shareholder indicating the amount to be treated as the proportionate share of such taxes. Availability of foreign tax credits or deductions for shareholders is subject to certain additional restrictions and limitations under the Code.

Shareholders will receive annually tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Transfer Agent.

Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

FROM TIME TO TIME, AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Average annual total return is determined separately for each Class of the Fund by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value for Class B shares; including maximum sales charge for Class A shares) for specified periods, assuming reinvestment of all distributions. The Fund may also publish annual and cumulative total return figures from time to time. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may publish annual and cumulative total return figures from time to time.

The Fund may also publish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed upon a redemption. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that investment results will fluctuate over time, and any presentation of the total return for any prior period should not be considered a representation of what an investment may earn or what the total return may be in any future period.

Investors should note that the investment results will fluctuate over time, and any presentation of the total return for any prior period should not be considered a representation of what an investment may earn or what the total return may be in any future period. Investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

EATON VANCE
RUSSIA AND EASTERN EUROPE FUND

PROSPECTUS

JANUARY __, 1998




EATON VANCE RUSSIA AND EASTERN EUROPE FUND
24 FEDERAL STREET
BOSTON, MA  02110


--------------------------------------------------------------------------------
SPONSOR AND MANAGER OF EATON VANCE RUSSIA AND EASTERN EUROPE FUND
ADMINISTRATOR OF RUSSIA AND EASTERN EUROPE PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA  02110

ADVISER OF RUSSIA AND EASTERN EUROPE PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited, 25 Grosvenor Street, London, W1X 9FE, England

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA  02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA  02116

TRANSFER AGENT
First Data Investors Services Group, P.O. Box 5123, Westborough, MA  01581-5123
(800)262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA  02110
--------------------------------------------------------------------------------


                                                                            RNEP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                      STATEMENT OF
                                                      ADDITIONAL INFORMATION
                                                      January  , 1998

                   EATON VANCE RUSSIA AND EASTERN EUROPE FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information provides general information about Eaton Vance Russia and Eastern Europe Fund (the "Fund"), and Russia and Eastern Europe Portfolio (the "Portfolio"). This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS
                                    PART I
Additional Information about Investment Policies ..........................    1
Investment Restrictions ...................................................    5
Trustees and Officers .....................................................    6
Control Persons and Principal Holders of Securities .......................    8
Management of the Fund and the Portfolio ..................................    8
Custodian .................................................................   11
Services for Accumulation -- Class A Shares ...............................   12
Service for Withdrawal ....................................................   12
Determination of Net Asset Value ..........................................   12
Investment Performance ....................................................   13
Taxes .....................................................................   14
Principal Underwriter .....................................................   16
Distribution Plans ........................................................   17
Portfolio Security Transactions ...........................................   19
Other Information .........................................................   21
Independent Certified Public Accountants ..................................   22
Financial Statements ......................................................   22
Appendix A -- REE Region Countries .......................................  a-1

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR
ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY   , 1998, AS SUPPLEMENTED
FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    This SAI provides information about the Fund and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

INVESTMENT IN REE REGION ISSUERS. The securities markets of REE Region countries, to the extent they exist, have substantially less trading volume than the securities markets of the United States, Japan and many countries elsewhere in Europe. Further, securities of REE Region issuers are generally less liquid and more volatile than securities of comparable issuers elsewhere in Europe. In the securities markets of most REE Region countries, a few large companies account for a substantial portion of such markets' total capitalization.

    Because most of the REE Region countries in which the Portfolio intends to invest have been governed by totalitarian communist governments, the legal systems of property rights are newly established and untested. Accordingly, the effective rights of an investor vis-a-vis his broker, bankruptcy law and other laws applicable to commercial transactions are uncertain.

    The current political situation in certain REE Region countries is unstable and, in others, anarchistic. Long-term political stability may be a critical prerequisite to the development of stable market economies and institutions for the protection of private investment and ownership and, accordingly, opportunities for capital appreciation. There can be no assurance that REE Region countries will not experience political instability in the future which could adversely affect the market values of portfolio securities and of the Fund's shares. Moreover, there can be no assurance that any country in which the Portfolio invests will not adopt policies, which may be retroactive, adversely affecting its investments. There can be no assurance that any investments that the Portfolio might make in such countries would not be expropriated, nationalized or otherwise confiscated, through taxation or otherwise, at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved.

    Many REE Region countries have experienced or are experiencing recessionary conditions, high unemployment or hyper-inflation. Such conditions could affect the market value of portfolio securities and the market value of Fund shares.

    Some REE Region countries prohibit certain kinds of investment or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Portfolio. Some REE Region countries may require governmental registration or approval for the repatriation of investment income capital or the proceeds of sales of securities by foreign investors. If for any reason the Portfolio was unable, through borrowing or otherwise, to distribute an amount equal to substantially all of its investment company taxable income (as defined for U.S. tax purposes) within applicable time periods, the Fund would cease to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

    Custody and settlement practices in the REE Region are newly developed.
In Russia, there is no physical delivery of certificates; rather, approximately 3,000 registrars are employed separately by each issuer to maintain records of ownership. Because of the possibility of error or fraud, the Trustees of the Portfolio have established a registrar monitoring system through a subcustodian in Russia. There can be no assurance the Portfolio will not realize losses despite the use of the monitoring system.

    Debt issued by issuers (including government issuers) located in the REE Region generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Portfolio may have difficulty disposing of and valuing certain debt obligations because of a limited trading market for such securities.

    The market values of lower grade debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower grade debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Similarly, certain governments that issue lower grade debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower grade securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The Portfolio may have limited legal recourse in the event of a default.

    Investments in debt securities of REE Region governments involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their debt. Such debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad. Failure to implement such economic or other reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may further impair such debtor's ability or willingness to timely service its debts.

    The ability of REE Region governments to make timely payments on their debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

FOREIGN CURRENCY TRANSACTIONS. The value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. In spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

    Currency swaps require maintenance of a segregated account as described under "Asset Coverage Requirements" below. The Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser.

    The Portfolio may enter into forward foreign currency exchange contracts in several circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets. The Portfolio generally will not enter into a forward contract with a term of greater than one year.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Commission takes the position that certain OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes. See "Taxes."

ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements, currency swaps, forward contracts or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, swaps or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio will only write a put option on a security which it intends to ultimately acquire for its portfolio. The Portfolio does not intend to purchase any options if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested. The Portfolio may enter into futures contracts (and options thereon) traded on a foreign exchange if it is determined by the Adviser that trading on such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on United States exchanges regulated by the CFTC.

REPURCHASE AGREEMENTS. Under a repurchase agreement the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

    When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Portfolio's net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective either by increasing income or by enhancing the Portfolio's net asset value. Short-term trading may be advisable in light of a change in circumstances of a particular company or within a particular industry, or in light of general market, economic or political conditions. High portfolio turnover may also result in the realization of substantial net short-term capital gains.

LENDING PORTFOLIO SECURITIES. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or holding of their consent on a material matter affecting the investment. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the Portfolio's total assets. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Adviser to be sufficiently creditworthy and when, in the judgment of the Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses, including finder's fees.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental and as such cannot be changed without the approval by the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% or more of the outstanding voting securities of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase any securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

    (3) Underwrite securities of other issuers;

    (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities;

    (5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

    (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

    (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in an open-end management investment company (a Portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in other open-end management investment companies in the same group of investment companies with the same placement agent or investment adviser as the Portfolio (or an affiliate) if, with respect to such assets, the other companies' permitted investments are substantially the same as those of the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have adopted the following investment policies which may be changed without shareholder or investor approval. Neither the Fund nor the Portfolio may invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Neither the Fund nor the Portfolio will purchase warrants if, as a result of such purchase, more than 5% of the Portfolio's or the Fund's net assets, as the case may be (taken at current value), would be invested in warrants, and the value of such warrants which are not listed on the New York or American Stock Exchange may not exceed 2% of the Portfolio's or the Fund's net assets; this policy does not apply to or restrict warrants acquired by the Portfolio or the Fund in units or attached to securities, inasmuch as such warrants are deemed to be without value. Neither the Fund nor the Portfolio will purchase any securities if at the time of such purchase, permitted borrowings under investment restriction (1) above exceed 5% of the value of the Portfolio's or the Fund's total assets, as the case may be. Neither the Fund nor the Portfolio will purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 80% of total assets in equity securities of REE Region companies. Moreover, the Fund and the Portfolio must always be in compliance with the borrowing policies set forth above.

                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Fund's sponsor and manager, Eaton Vance, of Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"), of Eaton Vance's parent, Eaton Vance Corp. ("EVC"), and of Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. The business address of the Adviser is 25 Grosvenor Street, London, W1X9FE, England. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act by virtue of their affiliation with the Adviser, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

JAMES B. HAWKES (55), President of the Trust, Vice President of the Portfolio
  and Trustee*
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a
  Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR. Director of LGM.

HON. ROBERT LLOYD GEORGE (44), President and Trustee of the Portfolio* Chairman and Chief Executive Officer of LGM. Chairman and Chief Executive
  Officer of the Adviser.
Address: 3808 One Exchange Square, Central, Hong Kong

M. DOZIER GARDNER (64), Trustee of the Trust
Vice Chairman of Eaton Vance, BMR, EVC and EV, and Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR. Mr. Gardner was elected Trustee of the Trust on November 20, 1995.

HON. EDWARD K.Y. CHEN (52), Trustee of the Portfolio
President of Lingnan College in Hong Kong. Professor and Director of Centre of
  Asian Studies at the University of Hong Kong from 1979-1995. Director of First Pacific Company and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government since 1992 and Chairman of the Consumer Council since 1991.
Address: President's Office, Lingnan College, Tuen Mun, Hong Kong

DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO

SCOBIE DICKENSON WARD (31), Vice President, Assistant Secretary and Assistant
  Treasury of the Portfolio
Director of LGM and the Adviser.
Address: 3808 One Exchange Square, Central, Hong Kong

WILLIAM WALTER RALEIGH KERR (46), Vice President and Assistant Treasurer of
  the Portfolio
Director, Finance Director and Chief Operating Officer of the Adviser.
  Director of LGM.
Address: 3808 One Exchange Square, Central, Hong Kong

EDWARD E. SMILEY, JR. (52), Vice President of the Trust
Vice President of Eaton Vance and BMR since November 1, 1996; Senior Product
  Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Nations Bank (1992-1996). Mr. Smiley was elected Vice President of the Trust on October 18, 1996.

JAMES L. O'CONNOR (52), Vice President of the Portfolio and Treasurer Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary of the Trust on June 23, 1997.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995.

    Messrs. Hayes, Reamer and Thorndike, are members of the Special Committee of the Board of Trustees of the Trust and Messrs. Hayes, Dwight and Reamer, are members of the Special Committee of the Board of Trustees of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, the Adviser or their affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance, the Adviser or their affiliates.

    Messrs. Treynor and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and Messrs. Hayes, Chen and Dwight are members of the Audit Committee of the Board of Trustees of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio (except Mr. Chen) who are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds, in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Portfolio nor the Trust participate in the Trustees' Plan or has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) For the fiscal year ending December 31, 1998, it is estimated that the noninterested Trustees of the Trust and the Portfolio will receive the following compensation in their capacities as Trustees from the Trust and the Portfolio, and, for the year ended September 30, 1997, the non-interested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                                              AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                                             COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                                        FROM TRUST(2)     FROM PORTFOLIO        FUND COMPLEX
----                                        -------------     --------------        ------------
Hon. Edward K.Y. Chen ...................        $ --             $5,000             $ 23,300
Donald R. Dwight ........................        5,715               332              145,000(3)
Samuel L. Hayes, III ....................        5,817               332              152,500(4)
Norton H. Reamer ........................        5,622               332              145,000
John L. Thorndike .......................        5,911               332              147,500(5)
Jack L. Treynor .........................        6,132               332              150,000

------------
(1) The Eaton Vance fund complex consists of 215 registered investment companies or series thereof.
(2) The Trust consists of    Funds as of December 31, 1997.
(3) Includes $45,000 of deferred compensation.
(4) Includes $28,750 of deferred compensation.
(5) Includes $1,748 of deferred compensation.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of the date of this SAI, there were no security holders of the Fund's shares.

                   MANAGEMENT OF THE FUND AND THE PORTFOLIO

    Eaton Vance acts as the sponsor and manager of the Fund and the administrator of the Portfolio. The Portfolio has engaged Lloyd George Investment Management (Bermuda) Limited as its investment adviser.

THE ADVISER
    As investment adviser to the Portfolio, the Adviser manages the Portfolio's investments, subject to the supervision of the Board of Trustees of the Portfolio. The Adviser is also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions. See "Portfolio Security Transactions". Under the investment advisory agreement, the Adviser receives a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

                                                                        ANNUAL
  CATEGORY    AVERAGE DAILY NET ASSETS                                ASSET RATE
  --------    ------------------------                                ----------
      1       less than $500 million ..............................      0.75%
      2       $500 million but less than $1 billion ...............      0.70
      3       $1 billion but less than $1.5 billion ...............      0.65
      4       $1.5 billion but less than $2 billion ...............      0.60
      5       $2 billion but less than $3 billion .................      0.55
      6       $3 billion and over .................................      0.50

    Eaton Vance is among the oldest mutual funds organizations in the country. As an experienced mutual fund provider, Eaton Vance has contributed to making the securities market more widely accessible to investors. Eaton Vance equity funds provide a way to take advantage of the potentially higher returns of individual stocks. Eaton Vance has a staff of more than 25 investment professionals specializing in security analysis and equity management.

    The Eaton Vance investment process stresses intensive fundamental research. Portfolios are built on a stock-by-stock basis and the process includes visits to companies under consideration. The process also focuses on well-managed companies with the following characteristics: strong underlying value or franchise; solid earnings growth; steady cash flow, strong balance sheet; innovative products or services; potential for sustained growth; seasoned, creative management; or ability to survive variable market conditions.

    By investing in diversified portfolios and employing prudent and professional management, Eaton Vance mutual funds can provide attractive return, while exposing shareholders to less risk than if they were to build investment portfolios on their own. Eaton Vance employs rigorous buy and sell disciplines. For instance, purchases are made with an eye to both relative and absolute growth rates and price/earning ratios, and sales are made when a stock is fully valued, fundamentals deteriorate, management fails to execute its strategy, or more attractive alternatives are available.

    LGM specializes in providing investment management services with respect to equity securities of companies trading in foreign securities markets, especially those of emerging markets. LGM currently manages portfolios for both private clients and institutional investors seeking long-term capital growth and has advised Eaton Vance's international equity funds since 1992. LGM's core investment team consists of twelve experienced investment professionals who have worked together over a number of years successfully managing client portfolios in non-U.S. stock markets. The team has a unique knowledge of, and experience with, Asian emerging markets. LGM analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM.

    The Adviser and LGM have adopted a conservative management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, the Adviser and LGM maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service.

    The directors of the Adviser are the Honorable Robert Lloyd George, William Walter Raleigh Kerr, Scobie Dickinson Ward, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collins. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the Adviser and Mr. Kerr is an officer of the Adviser. The business address of the first six individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM12, Bermuda.

    Mr. Lloyd George was born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. In 1983 Mr. Lloyd George launched and managed the Henderson Japan Special Situations Trust. Prior to that he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund.

    Eaton Vance and the Adviser follow a common investment philosophy, striving to identify companies with outstanding management and earnings growth potential by following a disciplined management style, adhering to the most rigorous international standards of fundamental security analysis, placing heavy emphasis on research, visiting every company owned, and closely monitoring political and economic developments.

    Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore. The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

    The Portfolio's investment advisory agreement with the Adviser remains in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the Adviser may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of the Adviser, the Adviser shall not be liable to the Portfolio or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.

MANAGER, SPONSOR AND ADMINISTRATOR
    See "Management of the Fund and the Portfolio" in the Prospectus for a description of the services Eaton Vance performs as the manager and sponsor of the Fund and the administrator of the Portfolio. Under Eaton Vance's management contract with the Fund and administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

                                                                        ANNUAL
  CATEGORY    AVERAGE DAILY NET ASSETS                                ASSET RATE
      1       less than $500 million ..............................    0.25%
      2       $500 million but less than $1 billion ...............    0.23333
      3       $1 billion but less than $1.5 billion ...............    0.21667
      4       $1.5 billion but less than $2 billion ...............    0.20
      5       $2 billion but less than $3 billion .................    0.18333
      6       $3 billion and over .................................    0.16667

    Eaton Vance's management contract with the Fund and its administration agreement with the Portfolio will each continue in effect from year to year for so long as such continuance is approved annually by the vote of a majority of the Trustees of the Trust or the Portfolio, as the case may be. Each agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or the Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.

    The Fund and the Portfolio, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by the Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by each of the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records, expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance or the Adviser; distribution and service fees payable by the Fund under its Rule 12b-1 distribution plan; and investment advisory, management and administration fees. The Fund or the Portfolio, as the case may be, will also each bear expenses incurred in connection with litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.

    Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of September 30, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Roland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Dynner, Gardner and Hawkes, who are officers and/or Trustees of the Trust, and are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Murphy, O'Connor, Smiley and Woodbury and Ms. Sanders, are officers of the Trust and/or the Portfolio, and are also members of the Eaton Vance, BMR and EV organizations.

    Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares issued by LGM, parent of the Adviser. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                  CUSTODIAN

    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities of the Fund and all securities of the Portfolio purchased in the United States, maintains the Fund's and the Portfolio's general ledger and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacities, IBT attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's and the Portfolio's respective investments, receives and disburses all funds, and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio, respectively.

    Portfolio securities, if any, purchased by the Portfolio in the U.S. are maintained in the custody of IBT or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of IBT's Global Custody Network, or foreign depositories used by such foreign banks and trust companies. Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees of the Portfolio in accordance with regulations under the 1940 Act.

    IBT charges fees which are competitive within the industry. These fees for the Portfolio relate to: (1) custody services based upon a percentage of the market values of Portfolio securities; (2) bookkeeping and valuation services provided at an annual rate; (3) activity charges, primarily the result of the number of portfolio transactions; and (4) reimbursement of out-of-pocket expenses. These fees are then reduced by a credit for cash balances of the Portfolio at the custodian equal to 75% of the 91-day U.S. Treasury Bill auction rate applied to the Portfolio's average daily collected balances. The portion of the fee for the Fund related to bookkeeping and pricing services is based upon a percentage of the Fund's net assets and the portion of the fee related to financial statement preparation is a fixed amount. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                 SERVICES FOR ACCUMULATION -- CLASS A SHARES

    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    Intended Quantity Investment -- Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

    Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For sales charges on quantity purchases, see "How to Buy Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE

    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked price. Futures positions on securities or currencies are generally valued at closing settlement prices. All other securities are valued at fair value as determined in good faith by or pursuant to procedures established by the Trustees. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's shares are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as the percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day. The Fund and Portfolio will be closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            INVESTMENT PERFORMANCE

    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment, and (iv) the deduction of any CDSC at the end of the period.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including the other investment companies. In addition, evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- cost associated with aging parents;
    -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Principal Underwriter may provide investors with information on global investing, which may include descriptions, comparisons, charts and/or illustrations of foreign and domestic equity market capitalizations; returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.

    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES

    Each series of the Trust is treated as a separate entity for accounting and tax purposes. The Fund intends to elect to be treated, and to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income and net income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    Certain foreign exchange gains and losses realized by the Portfolio and allocated to the Fund in connection with the Portfolio's investments in foreign securities and foreign currency related options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term gain or loss or, in the case of certain contracts relating to foreign currency, as ordinary income or loss. Positions of the Portfolio in securities and offsetting options, futures or forward contracts may be treated as "straddles", which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and other changes in the short-term or long-term characterization of capital gains and losses, the effect of which may be to change the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Portfolio in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's ability to qualify as a RIC or avoid imposition of a tax on the Fund.

    The Portfolio anticipates that it will be subject to foreign taxes on its income (including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of the Fund's total assets, taking into account its allocable share of the Portfolio's total assets, at the close of any taxable year of the Fund consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the "IRS") pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to dividends and distributions actually received) their pro rata shares of foreign income taxes paid by the Portfolio and allocated to the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Shareholders may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes deemed paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Portfolio and allocated to the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not make this election, it may deduct its allocated share of such taxes in computing the income it is required to distribute.

    The Portfolio will allocate at least annually to the Fund and its other investors their respective distributive shares of any net investment income and net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Portfolio's fiscal year on certain options and futures transactions that are required to be marked-to-market). Such amounts will be distributed by the Fund to its shareholders in cash or additional shares, as they elect. Shareholders of the Fund will be advised of the nature of the distributions.

    Distributions by the Fund of the excess of net long-term capital gain over net short-term capital loss earned by the Portfolio and allocated to the Fund, taking into account any capital loss carryforwards that may be available, are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares have been held.

    Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within 30 days before or after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the IRS, as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States, (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local, and, when applicable, foreign tax consequences of investing in the Fund.

                            PRINCIPAL UNDERWRITER

    CLASS A SHARES. Class A shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Trust reserves the right to suspend or limit the offering of its shares to the public at any time. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus (see "How to Buy Shares"). Such table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Trust, a Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Class A shares may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Principal Underwriter acts as principal in selling Class A shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class A shares under federal and state securities laws are borne by the Class. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Class A shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor.

    CLASS B SHARES. Under a Distribution Agreement, the Principal Underwriter acts as principal in selling Class B shares. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class B shares under federal and state securities laws are borne by the Class. In addition, Class B makes payments to the Principal Underwriter pursuant to a Distribution Plan as described in the Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Class B shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor.

                              DISTRIBUTION PLANS

                                CLASS A SHARES

    As described in the Prospectus, in addition to the fees and expenses described herein, the Trust on behalf of its Class A shares finances distribution activities and bears expenses associated with the distribution of shares and the provision of certain personal and account maintenance services to shareholders pursuant to a distribution plan (the "Plan") designed to meet the requirements of Rule 12b-1 under the 1940 Act.

    The Plan remains in effect from year to year provided such continuance is approved at least annually by a vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding Class A shares of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the affected shareholders of Class A shares and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

    The Plan is intended to compensate the Principal Underwriter for its distribution services to the Fund by paying the Principal Underwriter monthly distribution fees in connection with the sale of Class A shares. The quarterly service fee paid by the Class A shares under the Plan is intended to compensate the Principal Underwriter for its personal and account maintenance services and for the payment by the Principal Underwriter of service fees to Authorized Firms.

                                CLASS B SHARES

    The Trust has adopted a Distribution Plan (the "Plan") on behalf of its Class B shares designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan, is to compensate the Principal Underwriter for its distribution services and facilities provided with respect to Class B shares.

    The Plan provide that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class B shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable to the Principal Underwriter pursuant to the Plans as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the respective Class and will accordingly reduce the net assets of the Class upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of the net assets of the Class on such day. The level of net assets changes each day and depends upon the amount of sales and redemptions of shares, the changes in the value of the investments held by the Portfolio, the expenses of the Class, Fund and the Portfolio accrued and allocated to the Fund and Class on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Trust does not accrue possible future payments as a liability of a Class or reduce current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Class will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Trust to the Principal Underwriter whenever there exist uncovered distribution charges.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Trust to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter less all amounts theretofore paid or payable to the Principal Underwriter by the Adviser in consideration of the former's distribution efforts, will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Class shares accompanied by a low level of early redemptions of Class shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal, 1% of a Class' average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the management fee payable to Eaton Vance by the Fund and the administration fee payable to Eaton Vance by the Portfolio) resulting from sale of shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan, from the Adviser in consideration of the distribution efforts and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of
(i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may each be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its Class B shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing Class B shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts.
By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by the Adviser.

    The Adviser places the portfolio security transactions of the Portfolio and of certain other accounts managed by the Adviser for execution with many firms. The Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Adviser's other clients in part for providing brokerage and research services to the Adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive Research Services from broker-dealer firms with which the Adviser places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because the Adviser receives such Research Services. The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that the Adviser shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, the Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the Adviser or its affiliates. The Adviser will attempt to allocate in a manner it deems equitable portfolio security transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. However, there may be instances when the Portfolio will not participate in a securities transaction that is allocated among other accounts. While these procedures could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                              OTHER INFORMATION

    The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts under a Declaration of Trust dated March 27, 1989, as amended. On July 21, 1992, the Trust changed its name from Eaton Vance Special Equities Fund to Eaton Vance Special Investment Trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Trust's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholder. (The Declaration also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liabilities exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-Laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-Laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-Laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS

    The audited financial statements of and the independent auditors' report for the Portfolio appear herein.

                       RUSSIA AND EASTERN EUROPE PORTFOLIO

                     STATEMENT OF ASSETS AND LIABILITIES
                                        , 1997

ASSETS:
    Cash .......................................................  $100,010
    Deferred organization expenses .............................
                                                                  --------
        Total assets ...........................................  $
LIABILITIES:
    Accrued organization expenses ..............................
                                                                  --------
NET ASSETS .....................................................  $
                                                                  ========

NOTES:
(1) Russia and Eastern Europe Portfolio (the "Portfolio") was organized as a New York Trust on October 17, 1997 and has been inactive since that date, except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of interests therein at the purchase price of $100,000 to Boston Management and Research and $10 to Eaton Vance Management (the "Initial Interests").

(2) Organization expenses are being deferred and will be amortized on a straight-line basis over a period not to exceed five years, commencing on the effective date of the Portfolio's initial offering of its interests. The amount paid by the Portfolio on any withdrawal by the holders of the Initial Interests of any of the respective Initial Interests will be reduced by a portion of any unamortized organization expenses, determined by the proportion of the amount of the Initial Interests withdrawn to the Initial Interests then outstanding.

(3) At 4:00 p.m., New York City time, on each business day of the Portfolio, the value of an investor's interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate interest in the Portfolio effective for that day.

                       REPORT OF INDEPENDENT AUDITORS'

To the Trustees and Investors of Russia and Eastern Europe Portfolio:

    We have audited the accompanying statement of assets and liabilities of
Russia and Eastern Europe Portfolio (a New York Trust) as of          , 1997.
This financial statement is the responsibility of the Portfolio's management. Our responsibility is to express an opinion on this financial statement based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Russia and Eastern Europe
Portfolio as of          , 1997, in conformity with generally accepted
accounting principles.

                                        Deloitte & Touche LLP

Boston, Massachusetts
           , 1997

                                                                    APPENDIX A

                              REE REGION COUNTRIES

    The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees makes no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. No representation is made that any correlation will exist between the economies or stock markets of REE Region countries and the Fund's performance.

    Over time the Portfolio may invest in the following countries in the
Region: Albania, Armenia, Azerbaijan, Belarus, People's Republic of Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Republic of Hungary, Kazakhstan, Kyrgyzstan, Latvia, Lithuania, Macedonia, Moldova, Montenegro, Republic of Poland, Romania, Russian Federation, Serbia, Slovakia, Slovenia, Tajikistan, Turkmenistan, Turkey, Ukraine and Uazbekistan. Set forth below is selected information regarding those countries with more developed securities markets.

                                    RUSSIA

    The Russian Federation has a land area of approximately 6.6 million square miles. It has a population of approximately 150 million.

    At the beginning of the 20th century, the Russian Empire extended throughout vast territories in Eastern Europe and included most of northern and central Asia. It was ruled as an autocracy by the Romanov dynasty. In February 1917, the Czar abdicated. In 1922, the Bolsheviks formed the Union of Soviet Socialist Republics (the "Soviet Union"). The Soviet Union experienced considerable hardship as a result of the collectivization campaign in the early 1930s and the widespread repression under Stalin, who established a dictatorship after the death of Lenin in 1924. Shortly after the death of Stalin in 1953, Nikita Khrushchev assumed predominance in the Soviet leadership. He instituted certain political and economic reforms, but was overthrown in 1964 and replaced by Leonid Brezhnev.

    Throughout the 1970s, Soviet economic performance gradually worsened. Brezhnev's successor, Yuri Andropov made some economic reforms, which were continued and greatly expanded under Mikhail Gorbachev. In the early 1990s, the Soviet Republics became, by stages, first states in a loose federation, then fully independent states, some of which were constituted into the Commonwealth of Independent States. The Soviet Union was dissolved in December 1992.

    In June 1991, Boris Yeltsin was elected president of Russia. He implemented a variety of political and economic reforms to transform Russia from a centrally-planned economy to a market oriented system. In July 1996, Yeltsin succeeded in winning re-election.

    A civil war in Chechnya has highlighted the political tensions that exist between the central government in Moscow and some of the regions within the Russian Federation. The risk exists that armed conflict in Chechnya will continue, which could deter foreign investment and international aid and weaken the reformist government's control. Opposition parties to the reform process are still a strong political force, particularly in the Russian parliament.

    Although statistical indicators show that Russia's economy is improving, Russia has suffered severe economic hardship over the past five years. The economic reforms initiated by Yeltsin's government since January 1992 have sought to liberalize most prices, reduce central government expenditures and achieve lasting structural changes by means of the transfer to private ownership of state enterprises. Privatization has resulted in almost 80% of the industrial workforce shifting from the state to the private sector. The vast majority of retail prices have been liberalized, which resulted in high but declining inflation through 1995. The ruble has become freely convertible for trade purposes, and, although it has suffered tremendous depreciation over the last five years, it now trades within a managed "crawling band" against the U.S. dollar. The International Monetary Fund ("IMF") has recognized Russia's progress and in 1996 granted a further three year $10.1 billion loan program, complementing its earlier standby facility of $6.8 billion in 1995. Russia's economy did not display positive growth from 1990 through 1996.

    After the 1990 law relating to the establishment of securities exchanges, a significant number of exchanges were created throughout Russia. This number has now fallen from over 200 to approximately 60 exchanges, the largest of which are located in Moscow, St. Petersburg and Vladivostok. The vast majority of share transactions are carried out in the over-the-counter market between Moscow brokers. A screen based system known as the Russian Trading System ("RTS"), modeled on NASDAQ, has been in existence since early 1995. Approximately 104 issues are listed on the RTS. In June 1996 the market capitalization of the top 50 stocks in Russia was approximately $19 billion.

    Russia's securities markets are regulated by the Federal Securities Market Commission. Legislation has been recently passed to help the Commission protect shareholders' rights and also to ensure against securities fraud. Although shareholder protection is increasing in Russia, nearly all of the legislation is new and has not been implemented or tested. The Moscow over-the-counter market is also self-regulated by its brokers, through a body known as PAUFOR.

    Clearing and settlement procedures in Russia, while improving, are still being developed. Transfer of share ownership generally may only be effected through the traded company's share registry and there may be significant delays and difficulties in getting shares properly issued and registered. Certain organizations, such as the National Registry Company, sponsored by the IFC and the European Bank of Reconstruction and Development ("EBRD"), have been set up to help with these problems and are beginning to become integrated into the market.

    Russian companies, with few exceptions, generally have no meaningful historical financial data, and shareholder reporting obligations are unclear. Russian accounting differs significantly from Western accounting, and as a result the current Russian accounts published by firms are unreliable. There are limitations on private security ownership and foreign ownership of certain strategic industries, particularly those associated with national defense.

                              THE CZECH REPUBLIC

    The Czech Republic has a land area of approximately 30,000 square miles. It has a population of approximately 10 million.

    The Republic of Czechoslovakia was established in 1918, following the collapse of the Austro-Hungarian Empire by the joining of the Czech lands of Bohemia and Moravia, and Slovakia. From 1918 to 1939, a stable democratic system of government existed and the economy was the most industrialized and prosperous in Central and Eastern Europe. Czechoslovakia was occupied by German forces from 1939 to 1945. After their expulsion, a communist People's Republic was established in 1948 under the Soviet Union's influence. In the 1960s, reforms were undertaken; in response, Warsaw Pact forces invaded Czechoslovakia and replaced the government in 1968.

    Late in 1989, a new government was formed with a majority of non-Communist members. In 1990, the first free legislative elections since 1946 were held. On January 1,1993, Czechoslovakia officially became two separate nations, namely, the Czech Republic and Slovakia.

    Price controls in the former Czechoslovakia were removed in January 1991 and this led to a steep rise in inflation. In 1995, however, the consumer price index is estimated to have risen at an annual rate of 9.1%. A recovery in domestic demand and a pronounced improvement in exports has caused the economy to grow in real terms by 2.6% in 1994 and 4.8% in 1995. The Czech Republic has been extremely successful at restricting state expenditures, and has run a budget surplus.

    Before the dissolution of Czechoslovakia, a large scale mass-privatization program was implemented that distributed shares in almost 1,500 state owned companies with an estimated market capitalization of $10 billion to the citizens of Czechoslovakia. The program has resulted in the rapid transfer of the majority of state enterprises into the private sector, which is speeding economic restructuring and recovery. Foreign companies have been able to participate, to some extent, in the privatization process. Nominally or wholly private firms now produce over 60% of the country's output. However, through the National Property Fund, the government continues to hold significant minority positions in most large Czech enterprises. Germany and Austria are now the Czech Republic's principal trading partners, due in part to their historic and geographic links with the Czech Republic. The Czech government has entered into agreements with the European Community as well as the European Free Trade Association. The rate of unemployment stood at 2.9% in December 1995.

    The Prague Stock Exchange ("PSE") was originally opened in 1871, but was closed at the end of World War II. The PSE was reopened in June 1993. There are only 65 companies that have satisfied the disclosure requirements of the PSE and are officially "listed." There are over 1,600 companies eligible for over-the-counter trading, with approximately 330-350 companies trading actively each session. At the end of 1995, the market capitalization of the PSE was approximately $15.7 billion. The Czech securities markets are regulated by a Securities Commission established by the Ministry of Finance. The Securities Commission administers and regulates the financial reporting system, supervises participants in the securities markets and establishes guidelines for the listing of securities. Clearing and settlement of trades occurs within three business days and is effected through the Czech National Bank's Clearing Centre.

    The Czech Commercial Code and the Accountancy Act, both promulgated in 1992, establish requirements relating to the capitalization, books and records and auditing of Czech companies.

    Currently, there are no restrictions on foreign portfolio investment except that certain restrictions exist with respect to securities offered in privatizations or by financial or defense institutions. There are no restrictions on the repatriation of the proceeds of securities transactions.

                                    POLAND

    Poland has a land area of approximately 121,000 square miles. It has a population of approximately 39 million.

    Poland was declared an independent republic in November 1918. The country was ruled by a military regime from 1926 until 1939. It was invaded and occupied by Germany in 1939 and subsequently by Soviet forces in 1945. A pro-communist provisional government was set up under Soviet auspices in 1946. The elections in January 1947 were won by a communist-led bloc, which subsequently established a People's Republic. In the 1980s, labor unrest grew, lead by Solidarity. In May 1990, the first fully free elections in more than 50 years were held.

    The first post-communist government in Poland implemented a stabilization and liberalization program in 1990 that expanded the reforms started during the 1980s. That program led to a drastic reduction in the money supply, higher interest rates, elimination of the budget deficit and price liberalization. The extreme austerity measures had profound economic and social repercussions. In the first quarter of 1990, industrial production and officially recorded real wages dropped by about 30% and 50% respectively. Unemployment, which was 6.3% at the end of 1990, grew to 11.8% by the end of 1991 as the number of pensioners grew by 12%. The government incurred high budget deficits, which reached more than 6% of GDP in 1992.

    GDP began to increase in 1992 with almost 7% growth in 1995. Industrial output rose by 9.4% in real terms from 1994 to 1995 and Poland was the first country in Central and Eastern Europe to achieve recovery of GDP to pre-transition levels.

    During the first months of 1990, inflation was more than 5% a month, but by 1995 it fell to 26.8% per annum. The unemployment rate rose during the early 1990s, reaching approximately 16.7% in the third quarter of 1994 and then declined to 15% by the end of 1995.

    Growth in exports has been an important component of Poland's economic performance. In 1995, 38% of the country's exports went to Germany.

    In March 1991, certain western creditor governments agreed to cancel 50% of Poland's debt in two stages on the condition that the Polish economy stay within IMF fiscal and economic guidelines. Since that time, Poland's external debt situation has improved significantly. Total external hard currency debt was $53.6 billion in 1991 and has fallen to an estimated $43.5 billion by 1995. As a consequence of the debt reduction, Poland's government was able to issue a five-year $250 million Eurobond in June 1995.

    One of the government's most important economic achievements has been privatization. In August 1992, the government designed a mass privatization program that offered shares in 514 state-owned companies through a selection of 15 National Investment Funds (NIF). Every Polish citizen is entitled to a voucher at a nominal fee that entitles the holder to one share of each NIF, which are managed by both domestic and international investment managers. Vouchers in the investment funds started trading on July 15, 1996 and the NIFs are expected to list in 1997. It is estimated that the private sector in Poland contributes 65% of GDP, compared to 31% in 1990.

    The Warsaw Stock Exchange ("WSE") was re-opened by an act of the Polish government in July 1991, 52 years after its close in 1939. The trading system is similar to the French par casier method of quotation, the main features being that it is order driven, centralized onto a single exchange floor and paperless. On December 31, 1995, the market capitalization on the WSE was approximately $4.6 billion. The government of Poland has established a Securities Commission (the "Commission") as its main administrative body responsible for monitoring the Polish securities market, supervising all public trading, including trading on the WSE, and regulating brokers. In addition, a Brokers Association is responsible for regulating the activities and conduct of brokers. Clearing and settlement occurs within three business days through the National Depository for Securities, which is operated by the WSE.

    The Polish Commercial Code sets forth requirements regarding capitalization, shareholders meetings, records and auditing for Polish companies.

    Currently, there are no restriction on foreign investment in Polish securities, except with respect to securities of issuers whose business relates to management of sea or airports, real estate, the defense industry, wholesaling of imported consumer goods or legal services. Permission must be sought from the relevant licensing authority to purchase shares of issuers in industries where licenses from the Polish government are required, such as the banking or brokerage industry or a business involving the production of alcohol, cigarettes or medicine.

    Both the initial investment in and any profits resulting from business activities may be freely repatriated, provided the currency exchange is made at an authorized foreign exchange bank. In the case of dividends, repatriation is only allowed after an audit certificate has been issued and the necessary taxes have been paid. The National Bank of Poland is responsible for overseeing the banking system in Poland and for controlling monetary policy and exchange rates.

                                   HUNGARY

    Hungary has a land area of approximately 36,000 square miles. It has a population of approximately 10 million.

    Hungary allied itself with Germany before World War II. Having sought to break the alliance in 1944, Hungary was forcibly occupied by German forces. In January 1945, Hungary was liberated by Soviet troops and it became a republic in February 1946. In the 1947 elections, the communists became the largest single party and by the end of the year emerged as the leading political force. A People's Republic was established in 1949.

    The first free multi-party elections were held in March and April 1990. The resulting government declared its intention to withdraw from the Warsaw Pact, seek membership in the European Community and effect a full transition to a Western-style market economy.

    Unemployment was 11.6% in February 1996. Economic growth in 1995 was 1.5%. As a result of Hungary's progress toward macroeconomic stabilization, the International Monetary Fund granted a standby credit and the country has been officially admitted to the OECD.

    Privatization receipts rose to $3.6 billion in 1995, more than the entire amount raised during the period from 1990 to 1994. The government has encouraged privatization by extending tax incentives, enacting legislation allowing repatriation of profits and otherwise liberalizing foreign investment rules. Hungary has attracted more foreign investment than any other Eastern European country. By late 1995, the privatization process was unexpectedly accelerated. The proceeds from the sale of companies such as the state oil and gas company raised $3.5 billion, more than three times the sum originally budgeted by the government, and foreign direct investment reached roughly $4.5 billion, an all-time high. As a result, monetary reserves increased to about $12 billion in 1995.

    The Budapest Stock Exchange ("BSE") was established in June 1990. On December 31, 1995, capitalization on the BSE was approximately $2.4 billion. Although currently only 42 companies are listed on the BSE, additional listings are anticipated. The State Securities Supervision (SSS) is responsible for monitoring the securities market and establishing guidelines for the regulation of new issues, market participants and the BSE. Clearing and settlement occurs within five business days and is effected through the Clearing Depository Center, which is operated by the BSE.

    The Hungarian Companies Act sets forth requirements regarding capitalization, shareholders meetings, records and auditing for various legal entities organized in Hungary.

    Currently, there are no restrictions on foreign investment in Hungarian securities, but investment in certain sectors, such as banking, defense, utilities and insurance, may require prior approval from the government.

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[Logo]
EATON VANCE
================
    Mutual Funds
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EATON VANCE

RUSSIA AND EASTERN EUROPE

FUND


STATEMENT OF ADDITIONAL INFORMATION

JANUARY , 1998




EATON VANCE
RUSSIA AND EASTERN EUROPE FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
SPONSOR AND MANAGER OF EATON VANCE RUSSIA AND EASTERN EUROPE FUND
ADMINISTRATOR OF RUSSIA AND EASTERN EUROPE PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

ADVISER OF RUSSIA AND EASTERN EUROPE PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited,
  25 Grosvenor Street, London, W1X9FE, England

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street,
  Boston, MA 02110 (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123,
  Westborough, MA 01581-5123 (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                         RNEPSAI

                                    PART C
                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) FINANCIAL STATEMENTS

      Not Applicable

    (b) EXHIBITS:

 (1)(a)            Amended and Restated Declaration of Trust dated September 27, 1993 filed as Exhibit No.
                   (1)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

    (b)            Amendment dated June 23, 1997 to the Declaration of Trust filed herewith.

    (c)            Amendment and Restatement of Establishment and Designation of Series of Shares to be
                   filed by amendment.

 (2)(a)            By-Laws filed as Exhibit No. (2)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

    (b)            Amendment to By-Laws of Eaton Vance Special Investment Trust dated December 13, 1993, filed as Exhibit No. (2)(b) to Post-Effective Amendment No. 42 and incorporated herein by reference.

 (3)               Not applicable

 (4)               Not applicable

 (5)(a)(1)         Management Contract between the Trust and Eaton Vance Management filed herewith.

       (2)         Amended Schedule A-1 to be filed by amendment.

    (b)            Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging
                   Growth Fund dated December 31, 1996 filed as Exhibit No. (5)(e) to Post-Effective
                   Amendment No. 45 and incorporated herein by reference.

 (6)(a)(1)         Distribution Agreement between Eaton Vance Special Investment Trust (on behalf of its
                   Classic Series) and Eaton Vance Distributors, Inc. dated November 1, 1996 (with attached
                   Schedule A effective November 1, 1996) filed as Exhibit No. (6)(a)(1) to Post-Effective
                   Amendment No. 46 and incorporated herein by reference.

       (2)         Distribution Agreement between Eaton Vance Special Investment Trust (on behalf of its
                   Marathon Series) and Eaton Vance Distributors, Inc. dated November 1, 1996 (with attached Schedule A effective November 1, 1996) filed as Exhibit No. (6)(a)(2) to Post-
                   Effective Amendment No. 46 and incorporated herein by reference.

       (3)         Distribution Agreement between Eaton Vance Special Investment Trust (on behalf of its
                   Traditional Series) and Eaton Vance Distributors, Inc. dated November 1, 1996 (with attached Schedule A effective November 1, 1996) filed as Exhibit No. (6)(a)(3) to Post-
                   Effective Amendment No. 46 and incorporated herein by reference .

       (4)         Distribution Agreement between the Trust and Eaton Vance Distributors, Inc. filed herewith.

          (a)      Amended Schedule A-1 to be filed by amendment.

    (b)            Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
                   filed as Exhibit No. (6)(b) to the Registration Statement of Eaton Vance Growth Trust
                   Post-Effective Amendment No. 61 and incorporated herein by reference.

 (7)               The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No.
                   IC-20671 (November 1, 1994).

 (8)(a)            Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994, filed as
                   Exhibit No. (8) to Post-Effective Amendment No. 42 and incorporated herein by reference.

    (b)            Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23,
                   1995, filed as Exhibit No. (8)(b) to Post-Effective Amendment No. 43 and incorporated herein by reference.

 (9)(a)(1)         Amended Administrative Services Agreement between Eaton Vance Special Investment Trust
                   (on behalf of each of its series) and Eaton Vance Management dated June 19, 1995, with attached schedule regarding each series of the Registrant, filed as Exhibit No. (9) to
                   Post-Effective Amendment No. 42 and incorporated herein by reference.

       (2)         Amendment dated June 23, 1997 to Schedule A to the Administrative Services Agreement
                   filed herewith.

    (b)            Transfer Agency Agreement dated June 7, 1989 filed herewith.

    (c)            Amendment to Transfer Agency Agreement dated February 1, 1993 filed herewith.

(10)               Not applicable

(11)               Not applicable

(12)               Not applicable

(13)               Not applicable

(14)(a)            Vance, Sanders Profit Sharing Retirement Plan for Self-Employed Persons with Adoption
                   Agreement and instructions, filed as Exhibit No. (14)(1) to Post-Effective Amendment No.
                   22 to the Registration Statement under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

    (b)            Eaton & Howard, Vance Sanders Defined Contribution Prototype Plan and Trust with
                   Adoption Agreement: (1) Basic Profit-Sharing Retirement Plan; (2) Basic Money Purchase
                   Pension Plan; (3) Thrift Plan Qualifying as Profit-Sharing Plan; (4) Thrift Plan
                   Qualifying as Money Purchase Plan; (5) Integrated Profit-Sharing Retirement Plan; and
                   (6) Integrated Money Purchase Pension Plan, filed as Exhibit No. (14)(2) to Post-
                   Effective Amendment No. 29 to the Registration Statement under the Securities Act of
                   1933 (File No. 2-22019) and incorporated herein by reference.

    (c)            Individual Retirement Custodian Account (Form 5305A) and Instructions, filed as Exhibit
                   No. (14)(3) to Post-Effective Amendment No. 21 and incorporated herein by reference.

    (d)            Vance, Sanders Variable Pension Prototype Plan and Trust with Adoption Agreement, filed as Exhibit No. (14)(4) to Post-Effective Amendment No. 22 to the Registration Statement
                   under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

(15)(a)            Eaton Vance Special Investment Trust Class A Service Plan filed herewith.

    (b)            Eaton Vance Special Investment Trust Class A Distribution Plan filed herewith.

       (1)         Amended Schedule A-1 to be filed by amendment.

    (c)            Eaton Vance Special Investment Trust Class B Distribution Plan filed herewith.

       (1)         Amended Schedule A-1 to be filed by amendment.

    (d)            Eaton Vance Special Investment Trust Class C Distribution Plan filed herewith.

    (e)            Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of
                   1940, as amended, for Eaton Vance Special Investment Trust (on behalf of its Classic
                   Series that invest in domestic Portfolios) dated June 19, 1995 (with attached Schedule A regarding such Classic series of the Registrant), filed as Exhibit No. (15)(a) to Post-
                   Effective Amendment No. 42 and incorporated herein by reference.

       (1)         Amendment to Amended Distribution Plan (on behalf of its Classic Series that invest in domestic Portfolios) effective November 1, 1996, filed as Exhibit No. (15)(a)(1) to
                   Post-Effective Amendment No. 46 and incorporated herein by reference.

    (f)            Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of
                   1940, as amended, for Eaton Vance Special Investment Trust (on behalf of its Marathon
                   Series that invest in domestic Portfolios) dated June 19, 1995 (with attached Schedule A regarding such Marathon series of the Registrant), filed as Exhibit No. (15)(b) to Post-
                   Eff4ctive Amendment No. 42 and incprporated herein by reference.

       (1)         Amendment to Amended Distribution Plan (on behalf of its Marathon Series that invest in domestic Portfolios) effective November 1, 1996, filed  as Exhibit No. (15)(b)(1) to
                   Post-Effective Amendment No. 46 and incorporated herein by reference.

    (g)            Amended Service Plan for Eaton Vance Special Investment Trust (on behalf of its
                   Traditional Series that invest in domestic Portfolios) dated June 19, 1995 (with attached Schedule A regarding such Traditional series of the Registrant), filed as
                   Exhibit No. (15)(c) to Post-Effective Amendment No. 42 and incorporated herein by reference.

       (1)         Amendment to Service Plan (on behalf of its Traditional Series that invest in domestic
                   Portfolios) effective November 1, 1996, filed as Exhibit No. (15)(c)(1) to Post-
                   Effective Amendment No. 46 and incorporated herein by reference.

    (h)            Distribution Plan dated March 24, 1994 for EV Traditional Emerging Markets Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, filed as Exhibit No. (15)(d) to
                   Post-Effective Amendment No. 42 and incorporated herein by reference.

       (1)         Amendment to Distribution Plan for EV Traditional Emerging Markets Fund effective
                   November 1, 1996, filed as Exhibit (15)(d)(1) to Post-Effective Amendment No. 46 and
                   incorporated herein by reference.

    (i)            Distribution Plan dated March 24, 1994 for EV Marathon Emerging Markets Fund pursuant to
                   Rule  12b-1 under the Investment Company Act of 1940, filed as Exhibit No. (15)(e) to
                   Post-Effective Amendment No. 42 and incorporated herein by reference.

       (1)         Amendment to Distribution Plan for EV Marathon Emerging Markets Fund effective November
                   1, 1996, filed as Exhibit (15)(e)(1) to Post-Effective Amendment No. 46 and incorporated herein by reference.

    (j)            Distribution Plan dated March 24, 1994 for EV Traditional Greater India Fund pursuant to
                   Rule 12b-1 under the Investment Company Act of 1940, filed as Exhibit No. (15)(f) to
                   Post-Effective Amendment No. 42 and incorporated herein by reference.

       (1)         Amendment to Distribution Plan for EV Traditional Greater India Fund effective November
                   1, 1996, filed as Exhibit No. (15)(f)(1) to Post-Effective Amendment No. 46 and
                   incorporated herein by reference.

    (k)            Distribution Plan dated March 24, 1994 for EV Marathon Greater India Fund pursuant to
                   Rule 12b-1 under the Investment Company Act of 1940, filed as Exhibit No. (15)(g) to
                   Post-Effective Amendment No. 42 and incorporated herein by reference.

       (1)         Amendment to Distribution Plan for EV Marathon Greater India Fund effective November 1,
                   1996, filed as Exhibit No. (15)(g)(1) to Post-Effective Amendment No. 46 and
                   incorporated herein by reference.

(16)               Not applicable

(17)(a)            Power of Attorney dated June 23, 1997 for Eaton Vance Special Investment Trust, filed as
                   Exhibit (17)(a) to Post-Effective Amendment No. 47 and incorporated herein by reference.

    (b)            Power of Attorney for Emerging Markets Portfolio dated February 14, 1997, filed as
                   Exhibit No. (17)(b) to Post-Effective Amendment No. 46 and incorporated herein by reference.

    (c)            Power of Attorney for South Asia Portfolio dated February 14, 1997, filed herewith as
                   Exhibit No. (17)(c) to Post-Effective Amendment No. 46 and incorporated herein by reference.

    (d)            Power of Attorney for Special Investment Portfolio dated August 11, 1997 filed herewith.

    (e)            Power of Attorney for Investors Portfolio dated August 11, 1997 filed herewith.

    (f)            Power of Attorney for Stock Portfolio dated August 11, 1997 filed herewith.

    (g)            Power of Attorney for Total Return Portfolio dated August 11, 1997 filed herewith.

    (h)            Power of Attorney for Russia and Eastern Europe Portfolio to be filed by amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Not applicable.

ITEM 26.  NUMBERS OF HOLDERS OF SECURITIES

                                                                   (2)
                        (1)                                     NUMBER OF
                  TITLE OF CLASS                             RECORD HOLDERS

           Shares of beneficial interest                as of September 30, 1997
                 without par value
Traditional Emerging Growth Fund                                     24
EV Traditional Emerging Markets Fund                                827
EV Traditional Emerging Markets Fund                                450
EV Marathon Greater India Fund                                    8,394
EV Traditional Greater India Fund                                 1,794
EV Classic Investors Fund                                           358
EV Marathon Investors Fund                                        2,262
EV Traditional Investors Fund                                    12,681
EV Classic Special Equities Fund                                     56
EV Marathon Special Equities Fund                                    22
EV Traditional Special Equities Fund                              6,038
EV Classic Stock Fund                                                82
EV Marathon Stock Fund                                              783
EV Traditional Stock Fund                                         5,277
EV Classic Total Return Fund                                        212
EV Marathon Total Return Fund                                     2,479
EV Traditional Total Return Fund                                 15,021

ITEM 27.  INDEMNIFICATION

    Article IV of the Trust's Declaration of Trust dated September 27, 1993, as amended, permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the Principal Underwriter on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" or "Management of the Fund and the Portfolio" in the Statement of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITER

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

Eaton Vance Growth Trust                    Eaton Vance Municipal Bond Fund L.P.
Eaton Vance Income Fund of Boston           Eaton Vance Mutual Funds Trust
Eaton Vance Investment Trust                Eaton Vance Prime Rate Reserves
Eaton Vance Municipals Trust                Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust II             EV Classic Senior Floating-Rate Fund

    (b)

               (1)                                      (2)                                     (3)
       NAME AND PRINCIPAL                      POSITIONS AND OFFICES                   POSITIONS AND OFFICES
        BUSINESS ADDRESS*                    WITH PRINCIPAL UNDERWRITER                   WITH REGISTRANT
       ------------------                    --------------------------                ---------------------
James B. Hawkes                          Vice President and Director                   President, Principal
                                                                                       Executive Officer
                                                                                       and Trustee
William M. Steul                         Vice President and Director                   None
Wharton P. Whitaker                      President and Director                        None
Chris Berg                               Vice President                                None
Kate B. Bradshaw                         Vice President                                None
David B. Carle                           Vice President                                None
Daniel C. Cataldo                        Vice President                                None
Raymond Cox                              Vice President                                None
Mark P. Doman                            Vice President                                None
Alan R. Dynner                           Vice President                                Secretary
James Foley                              Vice President                                None
Michael A. Foster                        Vice President                                None
William M. Gillen                        Senior Vice President                         None
Hugh S. Gilmartin                        Vice President                                None
Perry D. Hooker                          Vice President                                None
Brian Jacobs                             Senior Vice President                         None
Thomas P. Luka                           Vice President                                None
John Macejka                             Vice President                                None
Timothy D. McCarthy                      Vice President                                None
Joseph T. McMenamin                      Vice President                                None
Morgan C. Mohrman                        Senior Vice President                         None
James A. Naughton                        Vice President                                None
Mark D. Nelson                           Vice President                                None
Linda D. Newkirk                         Vice President                                None
James L. O'Connor                        Vice President                                Treasurer
Thomas Otis                              Secretary and Clerk                           None
George D. Owen, II                       Vice President                                None
F. Anthony Robinson                      Vice President                                None
Jay S. Rosoff                            Vice President                                None
Benjamin A. Rowland, Jr.                 Vice President, Treasurer and Director        None
Stephen M. Rudman                        Vice President                                None
John P. Rynne                            Vice President                                None
Kevin Schrader                           Vice President                                None
George V.F. Schwab, Jr.                  Vice President                                None
Cornelius J. Sullivan                    Senior Vice President                         None
David M. Thill                           Vice President                                None
John M. Trotsky                          Vice President                                None
Chris Volf                               Vice President                                None
Sue Wilder                               Vice President                                None

----------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor Mail Code ADM 27, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. The Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 48 (or the commencement of operations).

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 8th day of October, 1997.

                                        EATON VANCE SPECIAL INVESTMENT TRUST

                                        By  /s/ JAMES B. HAWKES
                                                --------------------------------
                                                JAMES B. HAWKES, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              SIGNATURE                                                TITLE                               DATE
              ---------                                                -----                               ----

                                                               President, Principal Executive
/s/ JAMES B. HAWKES                                              Officer and Trustee                      October 8, 1997
--------------------------------------
    JAMES B. HAWKES

                                                               Treasurer and Principal
                                                                 Financial and Accounting
/s/ JAMES L. O'CONNOR                                            Officer                                  October 8, 1997
--------------------------------------
    JAMES L. O'CONNOR

/s/ M. DOZIER GARDNER                                          Trustee                                    October 8, 1997
--------------------------------------
    M. DOZIER GARDNER

    DONALD R. DWIGHT*                                          Trustee                                    October 8, 1997
--------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                                      Trustee                                    October 8, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                          Trustee                                    October 8, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                                         Trustee                                    October 8, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                           Trustee                                    October 8, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
        ------------------------------
        ALAN R. DYNNER
        As Attorney-in-fact

                                EXHIBIT INDEX

                                                                                      PAGE IN SEQUENTIAL
    EXHIBIT NO.                               DESCRIPTION                              NUMBERING SYSTEM
    -----------                               -----------                             ------------------
 (1)(b)             Amendment dated June 23, 1997 to the Declaration of Trust.

 (5)(a)(1)          Management Contract between the Trust and Eaton Vance
                    Management.

 (6)(a)(4) Distribution Agreement between the Trust and Eaton Vance distributors, Inc.

 (9)(a)(2)          Amendment dated June 23, 1997 to Schedule A to the
                    Administrative Services Agremeent.

 (9)(b)             Transfer Agency Agreement dated June 7, 1989.

 (9)(c)             Amendment to Transfer Agency Agreement dated February 1, 1993.

(15)(a)             Eaton Vance Special Investment Trust Class A Service Plan.

(15)(b)             Eaton Vance Special Investment Trust Class A Distribution Plan.

(15)(c)             Eaton Vance Special Investment Trust Class B Distribution Plan.

(15)(d)             Eaton Vance Special Investment Trust Class C Distribution Plan.

(17)(d)             Power of Attorney for Special Investment Portfolio dated August
                    11, 1997.

(17)(e)             Power of Attorney for Investors Portfolio dated August 11,
                    1997.

(17)(f)             Power of Attorney for Stock Portfolio dated August 11, 1997.

(17)(g)             Power of Attorney for Total Return Portfolio dated August 11,
                    1997.